SCHEDULE OF LEASE RELATED ASSETS AND LIABILITIES (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Right-of-use Assets
Operating lease, right-of-use asset, net		$ 677,711	$ 3,684,205
Total right-of-use asset	$ 528,430	677,711	3,684,205
Liabilities
Operating lease liabilities		260,241	1,089,515
Operating lease liabilities current	202,917	260,241	1,089,515
Operating lease liabilities		418,004	2,668,293
Operating lease liabilities non-current	$ 325,929	418,004	2,668,293
Total lease liabilities		$ 678,245	$ 3,757,808